SECURED NOTES- Narratives (Details)	12 Months Ended
Dec. 31, 2023 CAD ($)
SECURED NOTES
Interest receivable on the secured notes	$ 75,322
Secured notes
SECURED NOTES
Interest income on the secured notes	114,434
Interest receivable on the secured notes	$ 75,322